DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL
INSTRUMENTS
Interest Rate Risk Management
The Company is exposed to market risk from fluctuations in interest rates. The Company manages its exposure to interest rate fluctuations through the use of interest rate swaps (“Cash Flow Hedges”). The Company’s risk management objective and strategy with respect to interest rate swaps is to protect the Company against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on a portion of its outstanding debt. The Company is meeting its objective by hedging the risk of changes in its cash flows (interest payments) attributable to changes in the London Inter-Bank Offering Rate (“LIBOR”), the designated benchmark interest rate being hedged, on an amount of the Company’s debt principal equal to the then-outstanding swap notional amount.
Cash Flow Interest Rate Swaps
For derivative instruments that are designated and qualify as Cash Flow Hedges of forecasted interest payments, the Company reports the gain or loss as a component of Other comprehensive income (loss) until the interest payments being hedged are recorded as Interest expense, net, at which time the amounts in Other comprehensive income (loss) are reclassified as an adjustment to Interest expense, net. Gains or losses on any ineffective portion of derivative instruments in cash flow hedging relationships are recorded in the period in which they occur as a component of Other income in the Condensed Consolidated Statement of Operations and Comprehensive Income (Loss). The Company has entered into several swaps with maturity dates in 2019, 2021 and 2023 to hedge against variability in cash flows relating to interest payments on a portion of the Company’s outstanding variable rate term debt. The aggregate notional amounts of all swaps as of November 30, 2019 and February 23, 2019 were $2,716.2 million and $2,123.2 million, of which $2,716.2 million and $2,065.2 million are designated as Cash Flow Hedges, respectively, as defined by GAAP. The undesignated portion of the Company’s interest rate swaps is attributable to principal payments expected to be made through the loan’s maturity. In connection with the Term Loan Refinancing (as defined in Note 4—Long-term debt and finance lease obligations), the Company de-designated
and
re-designated
a certain Cash Flow Hedge, resulting in an immaterial amount remaining in Accumulated other comprehensive income. Following the Term
B-7
Loan Repayment (as defined in Note 4), the Company’s aggregate notional amount of swaps was temporarily higher than the amount of variable rate debt outstanding. This temporary notional shortfall, which lasted through January 1, 2020, did not impact the Company’s designation of the swaps as Cash Flow Hedges as defined by GAAP.
As of November 30, 2019 and February 23, 2019,
the fair value of the cash flow interest rate swap liability was $56.6 million and $21.6 million respectively, and was recorded in Other current liabilities.
Activity related to the Company’s derivative instruments designated as Cash Flow Hedges consisted of the following (in millions):

	Amount of (loss) income recognized from derivatives
Derivatives designated as hedging instruments	40 weeks ended November 30, 2019	40 weeks ended December 1, 2018	Location of (loss) income recognized from derivatives
Designated interest rate swaps	$(33.3)	$4.3	Other comprehensive income (loss), net of tax
Activity related to the Company’s derivative instruments not designated as hedging instruments was immaterial during the 40 weeks ended November 30, 2019 and December 1, 2018, respectively.

DERIVATIVE FINANCIAL INSTRUMENTS
Interest Rate Risk Management
The Company is exposed to market risk from fluctuations in interest rates. The Company manages its exposure to interest rate fluctuations through the use of interest rate swaps (the “Cash Flow Hedges”). The Company’s risk management objective and strategy with respect to interest rate swaps is to protect the Company against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on a portion of its outstanding debt. The Company is meeting its objective by hedging the risk of changes in its cash flows (interest payments) attributable to changes in the London Inter-Bank Offering Rate (“LIBOR”), the designated benchmark interest rate being hedged, on an amount of the Company’s debt principal equal to the then-outstanding swap notional amount.
Cash Flow Interest Rate Swaps
For derivative instruments that are designated and qualify as Cash Flow Hedges of forecasted interest payments, the Company reports the effective portion of the gain or loss as a component of Other comprehensive income (loss) until the interest payments being hedged are recorded as Interest expense, net, at which time the amounts in Other comprehensive income (loss) are reclassified as an adjustment to Interest expense, net. Gains or losses on any ineffective portion of derivative instruments in cash flow hedging relationships are recorded in the period in which they occur as a component of Other income in the Consolidated Statement of Operations and Comprehensive Income (Loss). The Company has entered into several swaps with maturity dates in 2019, 2021 and 2023 to hedge against variability in cash flows relating to interest payments on a portion of the Company’s outstanding variable rate term debt. The aggregate notional amount of all swaps as of February 23, 2019 and February 24, 2018, were $2,123.2 million and $3,110.0 million, of which $2,065.2 million and $3,052.0 million are designated as Cash Flow Hedges, respectively, as defined by GAAP. The undesignated portion of the Company’s interest rate swaps is attributable to principal payments expected to be made through the loan’s maturity.
During fiscal 2014, in connection with the financing related to the Safeway acquisition, the Company entered into a deal-contingent interest rate swap (“Deal-Contingent Swap”) used to hedge against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on anticipated variable rate debt issuances in connection with the Safeway acquisition. In accordance with the swap agreement, the Company receives a floating rate of interest and pays a fixed rate of interest for the life of the contract. The aggregate notional amount of the Deal-Contingent Swap as of February 23, 2019 and February 24, 2018 was $930.2 million and $1,667.0 million, respectively. At the close of the Safeway acquisition, the Company designated it as a Cash Flow Hedge. The fair value of the swap liability on the designation date was $96.1 million with changes in fair value recorded through earnings for the period prior to the designation date.
On June 20, 2018, the Company entered into two new interest rate swap agreements with notional amounts of $339.0 million and $254.0 million, with an effective date of March 2019 and maturing in March 2023. These swaps hedge against variability in cash flows relating to interest payments on the Company’s outstanding variable rate debt. Accordingly, the interest rate swaps have been designated as Cash Flow Hedges as defined by GAAP.
As of February 23, 2019 and February 24, 2018, the fair value of the Company’s interest rate swap liability was $21.6 million and $13.0 million, respectively, and was recorded in Other current liabilities.
Contemporaneously with the refinancing of the Albertsons Term Loans on December 23, 2016 (as described in Note 8 - Long-term debt), the Company amended each of its existing interest rate swaps to reduce the floor on LIBOR from 100 basis points to 75 basis points. As a result, the Company dedesignated its original Cash Flow Hedges and redesignated the amended swaps prospectively. Losses of $23.9 million, net of tax, deferred into Other comprehensive income (loss) as of the dedesignation date, which were associated with the original Cash Flow Hedges, are being amortized to interest expense over the remaining life of the hedges.
Activity related to the Company’s derivative instruments designated as Cash Flow Hedges consisted of the following (in millions):

	Amount of (loss) income recognized from derivatives
Derivatives designated as hedging instruments	Fiscal 2018	Fiscal 2017	Fiscal 2016	Location of (loss) income recognized from derivatives
Designated interest rate swaps	$(15.5)	$47.0	$39.4	Other comprehensive (loss) income
Activity related to the Company’s derivative instruments not designated as hedging instruments was immaterial during fiscal 2018, fiscal 2017 and fiscal 2016.